UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5406

Smith Barney New Jersey Municipals Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                                 SMITH BARNEY
                                  NEW JERSEY
                             MUNICIPALS FUND INC.
              --------------------------------------------------

         CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  SEPTEMBER 30, 2003



                              [LOGO] Smith Barney
                                  Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE


Letter from the Chairman.....................................................  1

Schedule of Investments......................................................  4

Statement of Assets and Liabilities.......................................... 12

Statement of Operations...................................................... 13

Statements of Changes in Net Assets.......................................... 14

Notes to Financial Statements................................................ 15

Financial Highlights......................................................... 22

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate/i/ to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment, yields continued to drop. Meanwhile, many states, including New Jersey, have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes --all leading to lower tax revenues. Shortly after the Fed eased rates in June, the fixed-income markets experienced a sharp reversal over the summer as signs emerged that economic growth was more robust than previously thought. Interest rates moved up sharply as a result. If rates were to continue rising, that would lead to higher levels of income from fixed-income securities. However, rising rates would lead to declining prices on outstanding bonds because prices move in the opposite direction of interest rates.

In this environment, the fund performed as follows:

Smith Barney New Jersey Municipals Fund's Performance
For the six months ended September 30, 2003, Class A shares of the fund, without sales charges, returned 3.04%/1/. These shares performed better than the fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index,/ii/ which returned 2.66% for the same period. They also outperformed the average of the fund's Lipper peer group of New Jersey municipal debt funds, which returned 2.42% for the same period./2/

/1/Performance for the fund's other share classes can be found in the Financial
   Highlights section in this report. Performance for other share classes may vary.
/2/Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 57 funds in the Lipper New Jersey municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

   1 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Director Emeritus, and James J. Crisona, Director Emeritus, of the Smith Barney New Jersey Municipals Fund Inc. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

At times of uncertainty such as these, it is more important than ever to develop and stick with a long-range plan. In addition to their income-producing capabilities, we believe that bonds can be an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser for more details. Please work closely with your financial adviser to determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in achieving your long-term financial goals.

As always, thank you for your entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003


The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 4 through 9 for a list and percentage breakdown of the fund's holdings.

/i/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

   2 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

                             PERFORMANCE SNAPSHOT
                           AS OF SEPTEMBER 30, 2003
                         (not including sales charges)

                                                  6 Months
Class A Shares                                      3.04%
Lehman Brothers Municipal Bond Index                2.66%
Average of Lipper New Jersey Municipal Debt Funds   2.42%

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

  The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

  Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 57 funds in the Lipper New Jersey municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges

  Certain investors may be subject to the federal Alternative Minimum Tax and state and local taxes may apply. Capital gains if any are fully taxable. Please consult your personal tax advisor.


   3 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2003

  FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
---------------------------------------------------------------------------------------------------
Education -- 11.1%
                     New Jersey EDA Revenue:
$  435,000 Aa2*        Princeton Montessori Society, Series S, LOC-Banque National
                        de Paris, 6.500% due 6/1/12                                  $    441,908
 9,470,000 AA-         School Facilities Construction, Series F, 5.000% due 6/15/26     9,607,504
                     New Jersey State Educational Facilities Financing Authority
                      Revenue:
   865,000 NR           Caldwell College, Series A, 7.250% due 7/1/25                     901,970
 2,600,000 NR           Fairleigh Dickinson University, Series C,
                         6.625% due 7/1/23                                              2,684,994
   550,000 Baa1*        Monmouth University, Series D, 5.125% due 7/1/24                  550,424
                        Ramapo College, Series D, AMBAC-Insured:
   750,000 AAA           5.000% due 7/1/21                                                780,713
 1,000,000 AAA           5.000% due 7/1/31                                              1,014,030
                        Rowan University, FGIC-Insured:
 2,610,000 AAA           Series C, 5.000% due 7/1/21                                    2,728,259
 1,000,000 AAA           Series K, 5.000% due 7/1/33                                    1,014,790
 1,250,000 AAA          Seton Hall University Project, Series F, AMBAC-Insured,
                         5.000% due 7/1/21                                              1,295,975
 1,000,000 BB+          St. Peter's College, Series B, 5.375% due 7/1/18                  968,750
 1,650,000 AAA       New Jersey State Higher Education Assistance Authority,
                      Student Loan Revenue, NJ Class Loan Program, Series A,
                      MBIA-Insured, 5.800% due 6/1/16 (b)                               1,743,275
                     Rutgers State University Revenue:
   600,000 AA          Refunding, Series A, 6.400% due 5/1/13                             720,942
 1,905,000 AA          Series U, 5.000% due 5/1/21                                      1,985,982
------------------------------------------------------------------------------------------------
                                                                                       26,439,516
------------------------------------------------------------------------------------------------
General Obligation -- 7.2%
 2,040,000 AAA       Atlantic City GO, FSA-Insured, 5.000% due 12/15/15                 2,194,163
                     Branchburg Township Board of Education GO, FGIC-Insured:
 1,015,000 AAA         5.000% due 7/15/24                                               1,038,568
 1,000,000 AAA         5.000% due 7/15/30                                               1,016,040
                     Freehold Township Board of Education GO, MBIA-Insured:
 1,375,000 AAA         5.000% due 7/15/23                                               1,417,281
 1,205,000 AAA         5.000% due 7/15/24                                               1,235,920
   750,000 AAA       Hazlet Township School District GO, FSA-Insured,
                       5.000% due 2/1/30                                                  761,437
   200,000 AAA       Hudson County GO, FGIC-Insured, 6.550% due 7/1/10                    243,594
   500,000 AAA       Jersey City GO, Series 1991B, FSA-Insured,
                      8.400% due 5/15/06                                                  589,040
   650,000 AAA       Lakewood Township School District GO, Series 92,
                      AMBAC-Insured, 6.250% due 2/15/11                                   780,104
 2,500,000 AAA       Middletown Township Board of Education GO, FSA-Insured,
                      5.000% due 8/1/27 (c)                                             2,541,750
                     Morris Township GO:
   550,000 Aa1*        6.550% due 7/1/09                                                  670,455
   550,000 Aa1*        6.550% due 7/1/10                                                  674,789
   500,000 Aa1*        6.550% due 7/1/11                                                  617,810

                      See Notes to Financial Statements.

   4 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

  FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
------------------------------------------------------------------------------------------------
General Obligation -- 7.2% (continued)
$1,500,000 AAA       North Bergen Township GO, FSA-Insured, 8.000% due 8/15/07      $  1,830,090
                     West Windsor/Plainsboro GO, Regional School District:
   180,000 AA          6.750% due 4/1/06                                                 203,906
   490,000 AA          6.750% due 4/1/07                                                 572,697
   435,000 AA          6.800% due 4/1/08                                                 522,457
   170,000 AA          6.800% due 4/1/09                                                 208,289
------------------------------------------------------------------------------------------------
                                                                                      17,118,390
------------------------------------------------------------------------------------------------
Hospital -- 17.0%
                     Camden County Improvement Authority Revenue:
 3,775,000 Ba2*        Health Care Redevelopment Project, Cooper Health,
                        5.875% due 2/15/15 (c)                                         3,506,900
 1,000,000 AAA         Health Systems, Catholic Health East, Series B,
                        AMBAC-Insured, 5.000% due 11/15/18                             1,052,240
 2,500,000 AAA       New Jersey EDA, Nursing Home Revenue, RWJ Health Care
                      Corp., FSA-Insured, 6.500% due 7/1/24 (c)                        2,640,200
                     New Jersey Health Care Facilities Financing Authority Revenue:
   200,000 AAA         Burdett Tomlin Memorial Hospital, Series D, FGIC-Insured,
                        6.500% due 7/1/12                                                200,526
 1,000,000 B2*         Columbus Hospital, Series A, 7.500% due 7/1/21                    883,310
 2,300,000 Baa2*       Deborah Heart & Lung Center, 6.300% due 7/1/23                  2,327,669
   675,000 BB+         East Orange General Hospital, Series B, 7.750% due 7/1/20         649,546
                       Pascack Valley Hospital Association:
 2,000,000 BB+          5.125% due 7/1/18                                              1,743,180
 5,000,000 BB+          5.125% due 7/1/28 (c)                                          4,033,750
 3,700,000 NR          Raritan Bay Medical Center, 7.250% due 7/1/27 (c)               3,827,132
                       Robert Wood Johnson University Hospital:
 8,000,000 A+           5.700% due 7/1/20 (c)                                          8,509,440
 3,000,000 A+           5.750% due 7/1/31                                              3,174,690
 2,000,000 Baa1*       Southern Ocean County Hospital, Series A,
                        6.250% due 7/1/23                                              2,031,720
 2,000,000 BBB-        St. Elizabeth's Hospital, 6.000% due 7/1/14                     2,037,640
 2,120,000 Baa1*       St. Mary Hospital, 5.875% due 7/1/12                            2,426,658
 1,500,000 AAA       University of Medicine & Dentistry, Series A, MBIA-Insured,
                      5.000% due 9/1/22                                                1,582,650
------------------------------------------------------------------------------------------------
                                                                                      40,627,251
------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.4%
                     New Jersey State Housing & Mortgage Finance Agency:
 1,445,000 AAA         Home Buyer, Series Z, MBIA-Insured, 5.700% due 10/1/17          1,519,721
 2,550,000 AAA         MFH Revenue, Presidential Plaza, Series 1, FHA-Insured,
                        7.000% due 5/1/30 (c)                                          2,554,845
 1,500,000 AAA       Newark Housing Financing Corp., Mortgage Revenue
                      Refunding, Manor Apartments, Series A, FHA-Insured,
                      7.500% due 2/15/24                                               1,599,825
------------------------------------------------------------------------------------------------
                                                                                       5,674,391
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

   5 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

    FACE
   AMOUNT     RATING(a)                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
Housing: Single-Family -- 0.1%
$     290,000 AAA       Virgin Islands HFA, Single-Family Mortgage Revenue, Series A,
                         GNMA-Collateralized, 6.500% due 3/1/25 (b)                   $    300,043
--------------------------------------------------------------------------------------------------
Industrial Development -- 6.9%
    1,000,000 AAA       New Jersey EDA, Natural Gas Facilities Revenue, NUI Corp.,
                         Series A, AMBAC-Insured, 6.350% due 10/1/22                     1,070,630
    1,500,000 BBB+      New Jersey EDA, Terminal Revenue, GATX Terminal Corp.,
                         Series 1994, 7.300% due 9/1/19                                  1,553,685
                        New Jersey EDA Revenue:
                          Cadbury Corp. Project, Series A, ACA-Insured:
      750,000 A            5.500% due 7/1/18                                               790,928
    1,250,000 A            5.500% due 7/1/28                                             1,278,125
                          First Mortgage, Fellowship Village, Series A:
    2,000,000 BBB-         5.500% due 1/1/18                                             1,972,640
    2,500,000 BBB-         5.500% due 1/1/25                                             2,426,650
                          Harrogate Inc., Series A:
    2,000,000 BBB          5.750% due 12/1/16                                            2,047,680
    1,500,000 BBB          5.875% due 12/1/26                                            1,501,785
    1,000,000 A+          Morris Hall/St. Lawrence Project, Series A, LOC-CoreStates
                           First Bank, 6.250% due 4/1/25                                 1,034,250
    3,250,000 NR          Sr. Mortgage, Arbor Glen, Series A, 6.000% due 5/15/28         2,867,313
--------------------------------------------------------------------------------------------------
                                                                                        16,543,686
--------------------------------------------------------------------------------------------------
Life Care -- 5.2%
                        New Jersey EDA, EDR:
      520,000 Aaa*        Eagle Rock Convalescent, Inc., GNMA-Collateralized,
                           7.375% due 12/20/06                                             521,477
    5,250,000 BBB-        Refunding, United Methodist Homes, 5.125% due 7/1/25 (c)       4,678,065
                        New Jersey EDA Revenue:
                          Department of Human Services:
      500,000 A            5.000% due 7/1/22                                               512,780
      450,000 A            5.200% due 7/1/32                                               454,055
                          First Mortgage, Keswick Pines:
    2,885,000 NR           5.700% due 1/1/18 (c)                                         2,818,760
    2,800,000 NR           5.750% due 1/1/24                                             2,680,384
      665,000 AAA       New Jersey Health Care Facilities Financing Authority
                         Revenue, Spectrum for Living, Series B, FHA-Insured,
                         6.500% due 2/1/22                                                 677,602
--------------------------------------------------------------------------------------------------
                                                                                        12,343,123
--------------------------------------------------------------------------------------------------
Miscellaneous -- 16.9%
      615,000 A         Atlantic City COP, Series 1991, 8.875% due 1/15/13                 842,076
    2,500,000 AAA       Atlantic County COP, Public Facilities Lease Agreements,
                         FGIC-Insured, 7.400% due 3/1/09 (c)                             3,107,725
    5,000,000 AAA       Casino Reinvestment Development Authority, Parking Fee
                         Revenue, Series A, FSA-Insured, 5.250% due 10/1/16 (c)          5,385,350

                      See Notes to Financial Statements.

   6 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT       RATING(a)                           SECURITY                              VALUE
---------------------------------------------------------------------------------------------------
Miscellaneous -- 16.9% (continued)
$   3,120,000   AAA       Essex County Improvement Authority Revenue,
                           MBIA/FHA-Insured, 5.900% due 1/1/25 (c)(d)                  $  3,162,588
      230,000   A+        Hudson County Improvement Authority, (Essential Purpose
                           Pooled Governmental Loan Project), Series 1986,
                           Remarketed 11/1/90, 7.600% due 8/1/25                            234,989
                          Lafayette Yard, Community Development, (Hotel and Conference
                           Center Project), MBIA-Insured, (Call 4/1/10 @ 101):
      500,000   Aaa*         5.625% due 4/1/21 (e)                                          587,520
    2,100,000   Aaa*         5.800% due 4/1/35 (e)                                        2,489,256
    1,500,000   AAA       Middlesex County COP, MBIA-Insured, 5.000% due 2/15/19          1,565,835
    1,525,000   AAA       Monmouth County Improvement Authority Revenue,
                           Governmental Loan, AMBAC-Insured, 5.750% due 12/1/19           1,735,923
    1,000,000   Aaa*      Morristown Parking Authority, Guaranteed Revenue,
                           FSA-Insured, 5.150% due 8/1/25                                 1,015,960
    1,000,000   AAA       New Jersey Building Authority, State Building Revenue,
                           MBIA-Insured, 5.000% due 6/15/18                               1,054,480
                          New Jersey EDA:
      385,000   NR          EDR, National Association of Accountants,
                             7.650% due 7/1/09                                              387,021
                            Municipal Loan Pool, FSA-Insured:
      765,000   Aaa*         5.125% due 11/15/14                                            832,626
    1,200,000   Aaa*         5.400% due 11/15/20                                          1,296,924
      780,000   NR          Waste Paper Recycling Revenue, (Marcal Paper Mills Inc.
                             Project), 8.500% due 2/1/10 (b)                                639,600
    3,000,000   AAA       New Jersey Sports & Exposition Authority, Monmouth Park,
                           Series A, (Call 1/1/05 @ 102), 8.000% due 1/1/25 (c)(d)(e)     3,316,260
    2,300,000   A         South Jersey Port Corp. Revenue, 5.000% due 1/1/20              2,354,556
                          Tobacco Settlement Financing Corp.:
   10,000,000   BBB         5.000% due 6/1/15 (c)                                         8,631,100
    2,000,000   BBB         5.750% due 6/1/32 (c)                                         1,714,160
-------------------------------------------------------------------------------------------------
                                                                                         40,353,949
-------------------------------------------------------------------------------------------------
Pollution Control -- 1.4%
    1,000,000   NR        Middlesex County Pollution Control Authority, Financing
                           Revenue, Amerada Hess Corp., 7.875% due 6/1/22                 1,048,700
    2,000,000   Aaa*      North Hudson Sewer Authority Revenue, FGIC-Insured,
                           5.250% due 8/1/19                                              2,171,880
-------------------------------------------------------------------------------------------------
                                                                                          3,220,580
-------------------------------------------------------------------------------------------------
Solid Waste -- 2.0%
    1,950,000   B1*       Atlantic County Utilities Authority, Solid Waste Revenue,
                           7.125% due 3/1/16                                              1,814,202
    2,500,000   Aa2*      Mercer County Improvement Authority, County Guaranteed Solid
                           Waste Revenue, 5.750% due 9/15/16                              2,827,800
-------------------------------------------------------------------------------------------------
                                                                                          4,642,002
-------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  7    Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


    FACE
   AMOUNT       RATING(a)                              SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------------
Transportation -- 21.4%
$   2,000,000   AAA       Delaware River & Bay Authority, Development Revenue,
                           Series A, AMBAC-Insured, 5.750% due 1/1/29                         $  2,206,020
                          Delaware River & Joint Toll Bridge Commission, Pennsylvania
                           Bridge Revenue:
    2,845,000   A2*          5.000% due 7/1/22                                                   2,915,385
    2,000,000   A2*          5.000% due 7/1/23                                                   2,024,480
                          Essex County Improvement Authority:
      800,000   Baa2*       Airport Project Revenue, County Guaranteed,
                             6.800% due 11/1/21 (b)                                                801,032
      650,000   BBB+        Lease Revenue, (Call 4/1/04 @ 102), 6.600% due 4/1/14 (e)              681,011
                          New Jersey EDA:
    1,000,000   CCC         EDR, (American Airlines Inc. Project), 7.100% due 11/1/31 (b)          590,580
    4,000,000   B           Special Facilities Revenue, (Continental Airlines Inc. Project),
                             7.000% due 11/15/30 (b)(c)                                          3,583,280
    6,000,000   AAA         Transportation Project, Sublease, Series A, FSA-Insured,
                             5.250% due 5/1/17 (c)                                               6,483,480
    3,000,000   AA-       New Jersey State Highway Authority, Garden State Parkway,
                           General Revenue, Series Parkway, 5.625% due 1/1/30                    3,507,510
                          New Jersey State Transportation Trust Fund Authority,
                           Transportation System:
    6,030,000   AA-          Series A, 5.000% due 6/15/17 (c)                                    6,850,020
    2,500,000   AAA          Series B, MBIA-Insured, 5.000% due 12/15/21 (c)                     2,596,925
    1,000,000   AAA       New Jersey State Turnpike Authority, Turnpike Revenue,
                           Series C, IBC/MBIA-Insured, 6.500% due 1/1/16                         1,230,660
                          Port Authority of New York & New Jersey:
                            Revenue Bond:
    2,000,000   AAA          96th Series, FGIC-Insured, 6.600% due 10/1/23 (b)                   2,102,000
    5,000,000   AA-          132nd Series, 5.000% due 9/1/26                                     5,071,550
    3,500,000   NR          Special Obligation Revenue, 5th Installment,
                             6.750% due 10/1/19 (b)(c)                                           3,624,005
    6,385,000   AAA       South Jersey Transportation Authority, Transportation System
                           Revenue, AMBAC-Insured, 5.125% due 11/1/22 (c)                        6,723,724
-------------------------------------------------------------------------------------------------------
                                                                                                50,991,662
-------------------------------------------------------------------------------------------------------
Utilities -- 6.2%
      700,000   Baa1*     Beachwood Sewer Authority Revenue, Jr. Lien,
                           6.500% due 12/1/12                                                      713,216
    1,000,000   AAA       Camden County Municipal Utilities Authority, Sewer Revenue,
                           FGIC-Insured, 5.250% due 7/15/17                                      1,081,200
    1,000,000   AAA       Deptford Township Municipal Utilities Authority Revenue,
                           AMBAC-Insured, 5.500% due 2/1/23                                      1,076,700
    2,500,000   AAA       Hamilton Township, Atlantic County Municipal Utilities
                           Authority, FGIC-Insured, 5.000% due 8/15/17                           2,650,250


                      See Notes to Financial Statements.

  8    Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

    FACE
   AMOUNT       RATING(a)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Utilities -- 6.2% (continued)
$   1,385,000   AAA       Kearny Municipal Utilities Authority Revenue, FGIC-Insured,
                           7.300% due 11/15/18                                           $  1,805,901
    2,725,000   AAA       Middlesex County Improvement Authority, Utilities System
                           Revenue, (Perth Amboy Franchise Project), Series A,
                           AMBAC-Insured, 5.000% due 9/1/29                                 2,764,621
    1,000,000   AAA       Middlesex County Utilities Authority, Sewer Revenue, Series A,
                           MBIA-Insured, 6.250% due 8/15/10                                 1,172,020
    1,000,000   AAA       New Jersey EDA, Natural Gas Facilities Revenue,
                           (NJ Natural Gas Co. Project), Series A, AMBAC-Insured,
                           6.250% due 8/1/24                                                1,064,630
    2,500,000   Baa1*     Salem County, Pollution Control Financing Authority, PCR,
                           (PSE&G Power Project), Series A, 5.750% due 4/1/31 (b)           2,564,550
---------------------------------------------------------------------------------------------------
                                                                                           14,893,088
---------------------------------------------------------------------------------------------------
Water and Sewer -- 2.2%
    2,000,000   AAA       New Jersey EDA, Water Facilities Revenue, (American
                           Water Co. Inc. Project), Series B, FGIC-Insured,
                           5.375% due 5/1/32 (b)                                            2,068,680
    3,000,000   Aaa*      North Hudson Sewer Authority Revenue, Series A,
                           FGIC-Insured, 5.250% due 8/1/18                                  3,278,760
---------------------------------------------------------------------------------------------------
                                                                                            5,347,440
---------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100.0%
                          (Cost -- $229,793,155**)                                       $238,495,121
---------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) All or a portion of this security is segregated for open futures contracts commitments (See Note 6).
(d) All or a portion of this security is held as collateral for open futures contracts commitments (See Note 6).
(e) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 10 and 11 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

   9 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA       -- Bonds rated "AAA" have the highest rating assigned by
             Standard & Poor's. Capacity to pay interest and repay
             principal is extremely strong.
AA        -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A         -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB       -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B and -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as
CCC predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in Aaa securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements;
       their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   10 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

Fitch Ratings ("Fitch") -- Ratings from "BBB" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.
AAA    --Bonds rated "AAA" by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
BBB    --Bonds rated "BBB" by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
BB     --Bonds rated "BB" by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

NR     --Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   --Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    --Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 --Moody's highest rating for issues having a demand feature -- VRDO.
P-1    --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)


ACA    --ACA Financial Guaranty Corp.
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance Company
COP    --Certificate of Participation
EDA    --Economic Development Authority
EDR    --Economic Development Revenue
FLAIRS --Floating Adjustable Interest Rate Securities
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA   --Federal National Mortgage Association
FSA    --Financing Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation Bonds
HFA    --Housing Finance Authority
IBC    --Insured Bond Certificates
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MFH    --Multi-Family Housing
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCR    --Pollution Control Revenue
RIBS   --Residual Interest Bonds
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWE   --Variable Rate Wednesday Demand
--------
* Abbreviations may or may not appear in the schedule of investments.

   11 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)              SEPTEMBER 30, 2003


ASSETS:
  Investments, at value (Cost -- $229,793,155)                                      $238,495,121
  Interest receivable                                                                  3,695,225
  Receivable for securities sold                                                         822,419
  Receivable for Fund shares sold                                                        524,432
------------------------------------------------------------------------------------------------
  Total Assets                                                                       243,537,197
------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable to broker -- variation margin                                                1,450,000
  Bank overdraft                                                                         235,677
  Payable for Fund shares reacquired                                                     135,872
  Investment advisory fee payable                                                         56,482
  Administration fee payable                                                              43,180
  Distribution plan fees payable                                                          22,677
  Accrued expenses                                                                        44,632
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                    1,988,520
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $241,548,677
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                                       $     19,015
  Capital paid in excess of par value                                                241,074,890
  Undistributed net investment income                                                     76,768
  Accumulated net realized loss from investment transactions and futures contracts    (3,027,868)
  Net unrealized appreciation of investments and futures contracts                     3,405,872
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $241,548,677
------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             14,033,629
  Class B                                                                              3,336,517
  Class L                                                                              1,645,001
Net Asset Value:
  Class A (and redemption price)                                                          $12.70
  Class B *                                                                               $12.71
  Class L *                                                                               $12.71
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)                       $13.23
  Class L (net asset value plus 1.01% of net asset value per share)                       $12.84
------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

   12 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended September 30, 2003

INVESTMENT INCOME:
  Interest                                                                     $ 6,641,399
------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 4)                                                 364,621
  Distribution plan fees (Note 7)                                                  348,098
  Administration fee (Note 4)                                                      243,081
  Shareholder servicing fees (Note 7)                                               35,444
  Audit and legal                                                                   22,361
  Custody                                                                           19,890
  Shareholder communications (Note 7)                                               18,197
  Registration fees                                                                  9,050
  Directors' fees                                                                    5,331
  Other                                                                              2,299
------------------------------------------------------------------------------------------
  Total Expenses                                                                 1,068,372
------------------------------------------------------------------------------------------
Net Investment Income                                                            5,573,027
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain From:
   Investment transactions                                                         468,199
   Futures contracts                                                             6,538,946
------------------------------------------------------------------------------------------
  Net Realized Gain                                                              7,007,145
------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                           8,897,771
   End of period                                                                 3,405,872
------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                       (5,491,899)
------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                    1,515,246
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                         $ 7,088,273
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

   13 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

                                                                  September 30    March 31
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  5,573,027  $ 11,340,749
  Net realized gain (loss)                                           7,007,145    (4,759,868)
  Increase (decrease) in net unrealized appreciation                (5,491,899)    8,815,099
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             7,088,273    15,395,980
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 3 AND 8):
  Net investment income                                             (5,585,214)  (11,375,457)
  In excess of net investment income                                        --      (140,653)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (5,585,214)  (11,516,110)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  13,932,953    36,581,578
  Net asset value of shares issued for reinvestment of dividends     3,150,159     6,436,161
  Cost of shares reacquired                                        (20,708,563)  (32,174,159)
--------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                          (3,625,451)   10,843,580
--------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   (2,122,392)   14,723,450
NET ASSETS:
  Beginning of period                                              243,671,069   228,947,619
--------------------------------------------------------------------------------------------
  End of period*                                                  $241,548,677  $243,671,069
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $76,768       $88,955
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

   14 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney New Jersey Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) class specific expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; ( j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

   15 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $29,289 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended September 30, 2003, CGM did not receive any brokerage commissions.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares

   16 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2003, CGM received sales charges of approximately $91,000 and $10,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended September 30, 2003, CDSCs paid to CGM were approximately:

                                              Class A Class B Class L
---------------------------------------------------------------------
CDSCs                                         $5,000  $17,000 $3,000
---------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

---------------------------------------------------------------------
Purchases                                                 $14,293,629
---------------------------------------------------------------------
Sales                                                      15,204,149
---------------------------------------------------------------------

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

---------------------------------------------------------------------
Gross unrealized appreciation                             $13,484,599
Gross unrealized depreciation                              (4,782,633)
---------------------------------------------------------------------
Net unrealized appreciation                               $ 8,701,966
---------------------------------------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on

   17 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At September 30, 2003, the Fund had the following open futures contracts:

                    Number of               Basis      Market     Unrealized
                    Contracts Expiration    Value      Value         Loss
-----------------------------------------------------------------------------
To Sell:
U.S. Treasury Bonds    800      12/03    $84,428,906 $89,725,000 $(5,296,094)
-----------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                            Class A  Class B  Class L
          -----------------------------------------------------------
          Rule 12b-1 Distribution Plan Fees $134,137 $141,027 $72,934
          -----------------------------------------------------------

For the six months ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                          Class A Class B Class L
               --------------------------------------------------
               Shareholder Servicing Fees $21,295 $10,816 $3,333
               --------------------------------------------------


   18 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

For the six months ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class L
           ----------------------------------------------------------
           Shareholder Communication Expenses $11,546 $5,129  $1,522
           ----------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                          Six Months Ended    Year Ended
                                         September 30, 2003 March 31, 2003
      --------------------------------------------------------------------
      Class A
      Net investment income                  $4,235,338       $8,553,482
      In excess of net investment income             --          102,605
      --------------------------------------------------------------------
      Total                                  $4,235,338       $8,656,087
      --------------------------------------------------------------------
      Class B
      Net investment income                  $  915,161       $1,963,059
      In excess of net investment income             --           26,402
      --------------------------------------------------------------------
      Total                                  $  915,161       $1,989,461
      --------------------------------------------------------------------
      Class L
      Net investment income                  $  434,715       $  858,916
      In excess of net investment income             --           11,646
      --------------------------------------------------------------------
      Total                                  $  434,715       $  870,562
      --------------------------------------------------------------------

9. Capital Shares

At September 30, 2003, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

   19 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

Transactions in shares of each class were as follows:

                                  Six Months Ended              Year Ended
                                 September 30, 2003           March 31, 2003
                              ------------------------   ------------------------
                                Shares        Amount       Shares       Amount
----------------------------------------------------------------------------------
Class A
Shares sold                      796,271   $ 10,071,273   1,772,186  $ 22,490,798
Shares issued on reinvestment    188,820      2,389,804     379,519     4,806,493
Shares reacquired             (1,061,840)   (13,451,472) (1,555,708)  (19,714,878)
----------------------------------------------------------------------------------
Net Increase (Decrease)          (76,749)  $   (990,395)    595,997  $  7,582,413
----------------------------------------------------------------------------------
Class B
Shares sold                      217,082   $  2,747,404     688,973  $  8,755,918
Shares issued on reinvestment     38,869        492,105      84,622     1,072,493
Shares reacquired               (464,954)    (5,883,549)   (738,328)   (9,363,509)
----------------------------------------------------------------------------------
Net Increase (Decrease)         (209,003)  $ (2,644,040)     35,267  $    464,902
----------------------------------------------------------------------------------
Class L
Shares sold                       87,856   $  1,114,276     419,298  $  5,334,862
Shares issued on reinvestment     21,187        268,250      43,974       557,175
Shares reacquired               (108,308)    (1,373,542)   (243,418)   (3,095,772)
----------------------------------------------------------------------------------
Net Increase                         735   $      8,984     219,854  $  2,796,265
----------------------------------------------------------------------------------

10.Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards

   20 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

   21 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                 2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                          $12.62      $12.41    $12.45    $11.96    $13.26    $13.44
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/        0.30        0.62      0.64      0.65      0.65      0.66
 Net realized and unrealized
   gain (loss)/(3)/                0.08        0.22     (0.04)     0.50     (1.21)     0.05
----------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                        0.38        0.84      0.60      1.15     (0.56)     0.71
----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income            (0.30)      (0.62)    (0.64)    (0.66)    (0.64)    (0.66)
 In excess of net investment
   income                            --       (0.01)       --        --        --        --
 Net realized gains                  --          --        --        --     (0.10)    (0.23)
----------------------------------------------------------------------------------------
Total Distributions               (0.30)      (0.63)    (0.64)    (0.66)    (0.74)    (0.89)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period   $12.70      $12.62    $12.41    $12.45    $11.96    $13.26
----------------------------------------------------------------------------------------
Total Return                       3.04%++     6.84%     4.91%     9.92%    (4.28)%    5.41%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (millions)                        $178        $178      $168      $152      $136      $170
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                          0.74%+      0.74%     0.75%     0.76%     0.74%     0.75%
 Net investment income/(3)/        4.73+       4.89      5.08      5.34      5.26      4.89
----------------------------------------------------------------------------------------
Portfolio Turnover Rate               6%         11%        6%       18%       21%       52%
----------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.07%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

   22 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares                                  2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $12.63      $12.41    $12.45    $11.95    $13.25    $13.44
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                        0.26        0.55      0.56      0.58      0.59      0.59
  Net realized and unrealized gain (loss)/(3)/      0.09        0.23     (0.03)     0.51     (1.22)     0.04
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.35        0.78      0.53      1.09     (0.63)     0.63
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.27)      (0.55)    (0.57)    (0.59)    (0.57)    (0.59)
  In excess of net investment income                  --       (0.01)       --        --        --        --
  Net realized gains                                  --          --        --        --     (0.10)    (0.23)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.27)      (0.56)    (0.57)    (0.59)    (0.67)    (0.82)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $12.71      $12.63    $12.41    $12.45    $11.95    $13.25
--------------------------------------------------------------------------------------------------------------
Total Return                                        2.78%++     6.35%     4.33%     9.38%    (4.82)%    4.80%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $43         $45       $44       $50       $55       $69
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.27%+      1.26%     1.27%     1.29%     1.26%     1.28%
  Net investment income/(3)/                        4.19+       4.37      4.49      4.82      4.74      4.37
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                6%         11%        6%       18%       21%       52%
--------------------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.48%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

   23 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class L Shares                                  2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)(3)/
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $12.63      $12.41    $12.44    $11.95    $13.25     $13.43
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                        0.26        0.55      0.56      0.57      0.59       0.58
  Net realized and unrealized gain (loss)/(4)/      0.08        0.22     (0.02)     0.50     (1.23)      0.05
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.34        0.77      0.54      1.07     (0.64)      0.63
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.26)      (0.54)    (0.57)    (0.58)    (0.56)     (0.58)
  In excess of net investment income                  --       (0.01)       --        --        --         --
  Net realized gains                                  --          --        --        --     (0.10)     (0.23)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.26)      (0.55)    (0.57)    (0.58)    (0.66)     (0.81)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $12.71      $12.63    $12.41    $12.44    $11.95     $13.25
-----------------------------------------------------------------------------------------------------------------
Total Return                                        2.75%++     6.30%     4.36%     9.24%    (4.86)%     4.78%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $21         $21       $18       $13        $9         $9
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.30%+      1.31%     1.32%     1.33%     1.32%      1.32%
  Net investment income/(4)/                        4.17+       4.32      4.49      4.76      4.70       4.32
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                6%         11%        6%       18%       21%        52%
-----------------------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed as Class L shares.
(4) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.48%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

   24 Smith Barney New Jersey Municipals Fund Inc. | 2003 Semi-Annual Report

                                 SMITH BARNEY
                                   NEW JERSEY
                              MUNICIPALS FUND INC.




DIRECTORS                  INVESTMENT ADVISER
Herbert Barg               AND ADMINISTRATOR
Dwight B. Crane            Smith Barney Fund
Burt N. Dorsett             Management LLC
R. Jay Gerken, CFA
 Chairman                  DISTRIBUTOR
Elliot S. Jaffe            Citigroup Global Markets Inc.
Stephen E. Kaufman
Joseph J. McCann           CUSTODIAN
Cornelius C. Rose, Jr.     State Street Bank and
                            Trust Company
OFFICERS
R. Jay Gerken, CFA         TRANSFER AGENT
President and Chief        Citicorp Trust Bank, fsb.
Executive Officer          125 Broad Street, 11th Floor
                           New York, New York 10004
Andrew B. Shoup*
Senior Vice President and  SUB-TRANSFER
Chief Administrative       AGENT
Officer                    PFPC Inc.
                           P.O. Box 9699
Richard L. Peteka          Providence, Rhode Island
Chief Financial Officer    02940-9699
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

* As of November 25, 2003.

  Smith Barney New Jersey Municipals Fund Inc.



  This report is submitted for the general information of the shareholders of Smith Barney New Jersey Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0450 11/03                                                            03-5686

ITEM 2.    CODE OF ETHICS.

           Not Applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not Applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

           (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.   EXHIBITS.

           (a)  Not applicable.

           (b)  Attached hereto.

           Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney New Jersey Municipals Fund Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney New Jersey Municipals Fund Inc.

Date: December 12, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney New Jersey Municipals Fund Inc.

Date: December 12, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney New Jersey Municipals Fund Inc.

Date: December 12, 2003